Derivative financial instruments - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative, cash collateral advanced to counterparties	$ 3,700	$ 4,600
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 87,000